Share-based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation
15.	Share-based Compensation

(a)	Description of stock option plan

In July 2012, the Group permits the grant of options of the Company to relevant directors, officers, other employees and consultants of the Company. Option awards are granted with an exercise price determined by the Board of Directors. Those option awards generally vest over a period of four years.

The Group recognizes share-based compensation expenses in the consolidated statements of operations and comprehensive loss based on awards ultimately expected to vest, after considering actual forfeitures.

The Company has replaced these share options with restricted shares for all employees and non-employees on June 15, 2018 (Note 15(e)). As of December 31, 2018, total unrecognized compensation expenses related to unvested awards granted from 2012 to December 31, 2018, was RMB77.0 million.

(b)	Valuation assumptions

The Group uses binomial option pricing model to determine fair value of the share-based awards. The estimated fair value of each option granted is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	2016	2017	2018
Expected volatility	59.60%-62.40%	57.90%-59.70%	57.30%
Weighted average volatility	61.29%	58.44%	57.30%
Expected dividends	-	-	-
Risk-free rate	1.82%-2.70%	2.60%-3.18%	3.10%
Contractual term (in years)	10	10	10
Enterprise value	US$0.30-US$0.32	US$0.32-US$0.65	US$0.65

The expected volatility at the grant date and each option valuation date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the options. The weighted average volatility is the expected volatility at the grant date weighted by number of options. The Company has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. Contractual term is the contract life of the options. The Group estimated the risk free interest rate based on the market yield of US Government Bond with maturity of ten years as of the valuation date, plus country default risk spread between United States and China.

(c)	Share options activities

The following table presents a summary of the Company’s options activities for the years ended December 31, 2016, 2017 and 2018.

	Employees	Consultants	Total	Weighted average exercise price	Remaining contractual life	Aggregated intrinsic value
	(in thousands)	(in thousands)	(in thousands)	US$		RMB
Outstanding at January 1, 2016	16,661	1,637	18,298	0.30	1.95	8,394
Granted	3,372	-	3,372	1.18	-	-
Exercised	-	-	-	-	-	-
Forfeited	(1,141)	-	(1,141)	0.63	-	-
Outstanding at December 31, 2016	18,892	1,637	20,529	0.43	1.39	9,975
Granted	60	-	60	0.42	-	-
Exercised	-	-	-	-	-	-
Forfeited	(1,877)	-	(1,877)	0.94	-	-
Outstanding at December 31, 2017	17,075	1,637	18,712	0.37	0.72	8,951
Granted	205	-	205	1.00	-	-
Exercised	-	-	-	-	-	-
Forfeited	(3,443)	-	(3,443)	0.12	-	-
Replaced by restricted shares	(13,837)	(1,637)	(15,474)	(0.43)	-	-
Outstanding at December 31, 2018	-	-	-	-	-	-
Exercisable as of December 31, 2016	8,382	1,318	9,700	0.20	0.61	3,914
Exercisable as of December 31, 2017	10,606	1,424	12,030	0.28	0.39	5,293
Exercisable as of December 31, 2018	-	-	-	-	-	-

The weighted average grant date fair value of options granted for the years ended December 31, 2016, 2017 and 2018 was RMB0.4920 (US$0.0781), RMB0.4851 (US$0.0768) and RMB1.8692 (US$0.2879) per option, respectively.

No options were exercised for the years ended December 31, 2016, 2017 and 2018.

(d)	Founders’ shares

In accordance with the restricted share agreement dated as of March 6, 2013, all ordinary shares ultimately owned by the Company’s founders would become subject to a vesting schedule, with 25% vesting on the first six months and the remainder vesting annually thereafter in equal instalments over the next three years. The founders’ shares vest immediately in the event that i) founder’s continuous status as a service provider is voluntarily terminated by the founders or ii) founder’s continuous status as a service provider is terminated by the Company for cause. The Company accounted for this arrangement similar to a reverse stock split, followed by the grant of restricted stock awards subject to service vesting conditions, though these founders’ shares are legally outstanding from the grant day. Accordingly, compensation cost was measured based on the fair value of the ordinary shares at the grant date and is recognized over the requisite service period.

In connection with the issuance of series B-1, B-2, C-1 and C-2 convertible redeemable preferred shares, the Company amended the vesting schedule of all Founders’ shares under which founders’ restricted shares became subject to vesting with 1/36th of the options vesting each month after the issuance of each series of convertible redeemable preferred shares. The change in in vesting schedule was treated as a modification of the award and did not result in a modification charge as there was no incremental value resulted from the modification.

For the years ended December 31, 2016, 2017 and 2018, the Company recognized share based compensation expense related to the founders’ shares of US$0.2 million, nil and nil, respectively. Grant date fair value per restricted share is US$0.01.

Restricted shares	Number of shares
Outstanding as of January 1, 2016	15,949,454
Restricted shares vested	(15,949,454)
Outstanding as of December 31, 2016	-
Restricted shares vested	-
Outstanding as of December 31, 2017	-
Restricted shares vested	-
Outstanding as of December 31, 2018	-

(e)	Share option replacement

In June 2018, the directors of the Company (the “Directors”) had approved, the TuanChe Limited Share Incentive Plan (the “Plan”). Under the Plan, 38,723,321 ordinary shares were issued to Best Cars which is a VIE of the Company for the restricted share awards at consideration of nil. Meanwhile, the incentive share options granted to employees and non-employees of the Company shall be replaced by the restricted shares. As a result of the Plan, on June 15, 2018, a total of 15,473,653 share options of the Company were replaced by 13,740,480 restricted shares. The restricted shares awards are subject to the original vesting schedule of the replaced share options. The Company concluded the cancellation and replacement of awards is a modification, and determined the modification is a probable-to-probable (Type 1) modification. The Company has recognized the portion of incremental value of RMB10.7 million as expenses immediately for those vested share options; the portion of the incremental value of RMB3.7 million as the result of the replacement for unvested share options will be recognized as expenses over the remaining vesting periods of 1 to 4 years.

Concurrently, the Company newly granted 10,666,704 restricted shares to its employees. The total fair value of RMB109.0 million for those newly granted restricted shares will be recognized as expenses over the vesting periods of nil to 4 years.

A summary of the restricted shares activities is presented below:

	Number of restricted shares	Weighted-Average Grant-Date Fair Value
		US$
Outstanding as of January 1, 2018	-	-
Granted	24,407,184	1.595
Vested	(12,917,926)	1.595
Outstanding as of December 31, 2018	11,489,258	1.595

For the year ended December 31, 2018, total share-based compensation expenses recognized by the Group for the share options and restricted shares granted were RMB0.6 million and RMB71.2 million, respectively.

As of December 31, 2018, there were RMB77.0 million of unrecognized share-based compensation expenses related to the restricted shares granted. That expenses are expected to be recognized over a weighted-average period of 2.97 years.

(f)	Super voting right

On June 13, 2018, the Company’s changed its capital structure to re-designate its ordinary shares into Class A ordinary shares and Class B ordinary shares. The effect of this re-designation has been accounted for retroactively for all periods presented. Mr. Wei Wen, Chairman of the Board of Directors and CEO of the Company holds Class B ordinary shares through his British Virgin Islands (“BVI”) company and each Class B ordinary share carries fifteen (15) votes at meetings of shareholders. Upon further transfer of Class B ordinary shares by Mr. Wei Wen to anyone, such Class B ordinary shares will automatically convert into an equal number of Class A ordinary shares.

The grant of the super voting right was authorized by the Board of Directors on June 13, 2018. There are no additional vesting conditions attached to the grant. Accordingly, the Company recognized the incremental value of RMB4.7 million of Class B ordinary shares in general and administrative expenses as share based compensation on the grant date.

(g)	Ordinary shares

On September 29, 2018, the Class A ordinary share holder of the Company, First Aqua Inc., entered into a share transfer agreement with ACEE Capital Ltd., the Series D-1 preferred share holder of the Company, to transfer 521,962 Class A Ordinary Shares to ACEE Capital Ltd., for an aggregate selling price of US$1.1 million. The transfer of Class A ordinary shares was authorized by the Board of Directors on September 28, 2018. Accordingly, the Company recognized the incremental value of RMB1.7 million between the consideration and the fair value of 521,962 Class A ordinary shares in general and administrative expenses as share based compensation on the transfer date.

16.	Net Loss Per Share

For the years ended December 31, 2016, 2017 and 2018, the Company had potential ordinary shares, including preferred shares, restricted shares and share options granted. As the Group incurred losses for the years ended December 31, 2016, 2017 and 2018, these potential preferred shares and shares options granted were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company.

The numbers of preferred shares, share options and convertible loan excluded from the calculation of diluted net loss per share of the Company were 97,465,835, 20,634,496 and 6,261,743 as of December 31, 2016, the numbers of preferred shares, share options, convertible loan and warrant exclude from the calculation of diluted net loss per share of the Company were 116,321,133, 18,817,362, 7,569,628 and 670,814 as of December 31, 2017 and the numbers of preferred shares, share options, convertible loan and warrant exclude from the calculation of diluted net loss per share of the Company were nil, nil, nil and nil as of December 31, 2018.

Considering that the holder of preferred shares has no contractual obligation to participate in the Company’s losses, any losses from the Group should not be allocated to preferred shares.

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2016, 2017 and 2018:

	2016	2017	2018
Numerator :
Net loss from continuing operations	(81,508)	(75,694)	(75,088)
Net loss from discontinued operations	(5,060)	(14,977)	(3,612)
Total net loss	(86,568)	(90,671)	(78,700)
Net loss from continuing operations	(81,508)	(75,694)	(75,088)
Less: Accretions to pre-IPO preferred shares redemption value	(16,905)	(20,945)	(35,066)
Net loss attributable to TuanChe Limited's shareholders from continuing operations	(98,413)	(96,639)	(110,154)
Net loss attributable to TuanChe Limited's shareholders from discontinued operations	(5,060)	(14,977)	(3,612)
Denominator:
Weighted average number of ordinary shares outstanding, basic	89,423,362	94,870,580	121,938,427
Weighted average number of ordinary shares outstanding, diluted	89,423,362	94,870,580	121,938,427
Basic net loss per share attributable to TuanChe Limited’s shareholders from continuing operations	(1.10)	(1.02)	(0.90)
Diluted net loss per share attributable to TuanChe Limited’s shareholders from continuing operations	(1.10)	(1.02)	(0.90)
Basic net loss per share attributable to TuanChe Limited’s shareholders from discontinued operations	(0.06)	(0.16)	(0.03)
Diluted net loss per share attributable to TuanChe Limited’s shareholders from discontinued operations	(0.06)	(0.16)	(0.03)